Other losses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Losses Gains [Abstract]
Summary of Other Losses

	Year ended December 31,
	2022	2021	2020
	£000s	£000s	£000s
Net foreign exchange losses	-	-	(4,864)
Net fair value gain on derivative	-	-	1,492
Total Other losses	-	-	(3,372)